Expense Example {- Fidelity Infrastructure Fund} - 10.31 Fidelity Infrastructure Fund PRO-02 - Fidelity Infrastructure Fund - Fidelity Infrastructure Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 102
3 years	539
5 years	1,046
10 years	$ 2,443